Share based payments - Warrants (Details) $ in Thousands			12 Months Ended
	Nov. 15, 2022 CAD ($) item shares	Jan. 22, 2021 CAD ($) item Y shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares
Warrants
Warrants exercised			210,545	1,569,215
Proceeds from warrant exercises | $	$ 970		$ 807	$ 6,217
Warrants expired			83,213	22,222
Total fair value | $			$ 57,329	$ 65,709
Overnight-marketed offering
Warrants
Warrants issued	2,345,000		2,483,150
Total fair value | $	$ 2,087
Number of units issued	2,345,000
Number of common share in each unit	1
Number of warrant in each unit	1
Overnight-marketed offering | Financial derivative liability - warrants | Risk-free interest rate
Warrants
Significant unobservable input of liabilities | item	0.04172
Overnight-marketed offering | Financial derivative liability - warrants | Expected volatility
Warrants
Significant unobservable input of liabilities | item	0.6289
Overnight-marketed offering | Financial derivative liability - warrants | Share price
Warrants
Significant unobservable input of liabilities | item	2.35
Overnight-marketed offering | Financial derivative liability - warrants | Strike price
Warrants
Significant unobservable input of liabilities | item	3.10
Overnight-marketed offering | Broker Warrants Units
Warrants
Number of units issued	138,150
Number of common share in each unit	1
Number of warrant in each unit	1
Reserve recorded | $	$ 325
January 2021 Bought Deal Financing
Warrants
Warrants issued		875,917		981,027
Total fair value | $		$ 1,667
January 2021 Bought Deal Financing | Financial derivative liability - warrants | Risk-free interest rate
Warrants
Significant unobservable input of liabilities | item		0.0017
January 2021 Bought Deal Financing | Financial derivative liability - warrants | Expected life
Warrants
Significant unobservable input of liabilities | Y		2
January 2021 Bought Deal Financing | Financial derivative liability - warrants | Expected volatility
Warrants
Significant unobservable input of liabilities | item		0.7710
January 2021 Bought Deal Financing | Financial derivative liability - warrants | Expected dividends
Warrants
Significant unobservable input of liabilities | item		0
January 2021 Bought Deal Financing | Financial derivative liability - warrants | Share price
Warrants
Significant unobservable input of liabilities | item		0.315
January 2021 Bought Deal Financing | Broker Warrants
Warrants
Warrants issued		105,110